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                                                      OMB Number:      3235-0582
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                                                      hours per response    14.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-07242
                                   __________________________________________


                                The Cutler Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                    (Address of principal executive offices)

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                     (Name and address of agent for service)



Registrant's telephone number, including area code:    513-587-3400
                                                      ______________
Date of fiscal year end:    June 30
                          ____________________

Date of reporting period:  July 1, 2004 - June 30, 2005
                          ______________________________


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are to respond to the  collection  of information
                   contained   in   this  form  are   not  required  to  respond
                   unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Erich M. Patten
                          ------------------------------------------------------
                                 Erich M. Patten, President

Date  August 10, 2005
     ------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

    (A)              (B)      (C)         (D)                (E)                          (F)         (G)      (H)         (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FOR/
                                       MEETING                                           ISSUER                VOTE       AGAINST
ISSUER             TICKER    CUSIP      DATE        DESCRIPTION OF VOTE                  or SH       VOTED?    CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Conagra, Inc.           CAG  205887102  24-Sep-04   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Conagra, Inc.           CAG  205887102  24-Sep-04   Election of audtiors                  Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Conagra, Inc.           CAG  205887102  24-Sep-04   Approve Exec Incentive Plan           Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Conagra, Inc.           CAG  205887102  24-Sep-04   Suspend stk grants directors, sr   Shareholder    Yes   Against       For
                                                    exec
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.     GIS  370334104  27-Sep-04   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.     GIS  370334104  27-Sep-04   Approval of independent auditors      Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.     GIS  370334104  27-Sep-04   Amend Company's By-Laws               Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.    PG   742718109  12-Oct-04   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.    PG   742718109  12-Oct-04   Election of auditors                  Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.    PG   742718109  12-Oct-04   Approve amend Art of Inc increase     Issuer      Yes     For         For
                                                    shs
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.    PG   742718109  12-Oct-04   Amend code regs annual elec        Shareholder    Yes   Against       For
                                                    directors
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.    PG   742718109  12-Oct-04   In-home food studies for pet       Shareholder    Yes   Against       For
                                                    nutrition
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.    EMR  291011104  1-Feb-05    Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.    EMR  291011104  1-Feb-05    Approval of restricted stock plan     Issuer      Yes     For         For
                                                    for non management directors
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.    EMR  291011104  1-Feb-05    Re-approval of performance            Issuer      Yes     For         For
                                                    measures
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.    EMR  291011104  1-Feb-05    Ratify independent auditors           Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.    EMR  291011104  1-Feb-05    Sexual orientation                 Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas       NFG  636180101  17-Feb-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas       NFG  636180101  17-Feb-05   Appointment of independent            Issuer      Yes     For         For
                                                    accounting firm
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas       NFG  636180101  17-Feb-05   Approval of restated certificate      Issuer      Yes     For         For
                                                    of incorporation
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas       NFG  636180101  17-Feb-05   Adoption of, if presented at the   Shareholder    Yes     For       Against
                                                    meeting, a shareholder proposal
------------------------------------------------------------------------------------------------------------------------------------
People's Energy Corp    PGL  711030106  25-Feb-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
People's Energy Corp    PGL  711030106  25-Feb-05   Approval of shareholder proposal   Shareholder    Yes     For  No recommendation
                                                                                                                      by management
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard         HPQ  428236103  16-Mar-05   Election of directors                 Issuer      Yes     For         For
Company
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard         HPQ  428236103  16-Mar-05   Ratify independent accounting firm    Issuer      Yes     For         For
Company
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard         HPQ  428236103  16-Mar-05   Amendment of employee stock           Issuer      Yes     For         For
Company                                             purchase plan
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Ratify auditors                       Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Rights plan                        Shareholder    Yes     For       Against
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Code of conduct                    Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Global pandemics                   Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        CAT  149123101  13-Apr-05   Director election                  Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Election of directors                 Issuer      Yes     For         For
Corp.
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Appointment of independent            Issuer      Yes     For         For
Corp.                                               auditors
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Approval of 2005 long term            Issuer      Yes     For         For
Corp.                                               incentive plan
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Disclosure of exec compensation    Shareholder    Yes   Against       For
Corp.
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Ethical criteria for military      Shareholder    Yes   Against       For
Corp.                                               contracts
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     UTX  913017109  13-Apr-05   Ceo compensation                   Shareholder    Yes   Against       For
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Prop to approve stock incentive       Issuer      Yes     For         For
                                                    plan
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Curb on exec incentive             Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Political contributions            Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Chairman have no management        Shareholder    Yes   Against       For
                                                    duties
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   CEO comp limited                   Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Request elect of direct nominees   Shareholder    Yes   Against       For
                                                    by majority vote
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   By-law prohib non deduct comp w/o  Shareholder    Yes   Against       For
                                                    approval
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  19-Apr-05   Request simple maj vote            Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp            USB  902973304  19-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp            USB  902973304  19-Apr-05   Approval of independent auditors      Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp            USB  902973304  19-Apr-05   Amend certificate of                  Issuer      Yes     For         For
                                                    incorporation to eliminate
                                                    supermajority
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp            USB  902973304  19-Apr-05   Performance vesting shares         Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp            USB  902973304  19-Apr-05   Prohibition on tax and non-audit   Shareholder    Yes   Against       For
                                                    work by independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.              AA   013817101  22-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.              AA   013817101  22-Apr-05   Approval of independent auditors      Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Ratification of independent           Issuer      Yes     For         For
                                                    accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Stock option awards                Shareholder    Yes     For       Against
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Subjecting non-deduc exec          Shareholder    Yes   Against       For
                                                    compensation to shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Animal testing                     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Separation of Chairman and CEO     Shareholder    Yes     For       Against
                                                    positions
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Availability of company products   Shareholder    Yes   Against       For
                                                    to canadian wholesalers
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331107  26-Apr-05   Use of shareholder resources for   Shareholder    Yes   Against       For
                                                    political purposes
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.   MRK  589331108  26-Apr-05   Report related to the global       Shareholder    Yes   Against       For
                                                    HIV\Aids -TB-Malaria Pandemics
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Approval of 2005 long term            Issuer      Yes     For         For
                                                    incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Appointment of independent            Issuer      Yes     For         For
                                                    auditors
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Payday lending                     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Executive compensation and         Shareholder    Yes   Against       For
                                                    predatory lending
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746101  26-Apr-05   Performance shares                 Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746102  26-Apr-05   CEO compensation                   Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.       WFC  949746103  26-Apr-05   Separation of Chairman and CEO     Shareholder    Yes   Against       For
                                                    positions
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  166764100  27-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  166764100  27-Apr-05   Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  177674100  27-Apr-05   Directors compensation             Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  177674100  27-Apr-05   Exec severance agreements          Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  017767410  27-Apr-05   Stock option expensing             Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  017767410  27-Apr-05   Animal testing                     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  017767410  27-Apr-05   Oil and gas drilling in protected  Shareholder    Yes   Against       For
                                                    areas
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp      CVX  017767410  27-Apr-05   Report on Ecuador                  Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Election of directors                 Issuer      Yes     For         For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Ratify independent accounting firm    Issuer      Yes     For         For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Government service                 Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   International workplace standards  Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Executive comp                     Shareholder    Yes     For       Against
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Animal Testing                     Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Genetically modified food          Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Performance based options          Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De       DD   263534109  27-Apr-05   Disclosure of PFOA costs           Shareholder    Yes   Against       For
Nemours
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Ratification of selection of          Issuer      Yes     For         For
                                                    independent auditor
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Cumulative voting                  Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Report on nuclear risk             Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Report on PCB cleanup costs        Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Curb over extended directors       Shareholder    Yes     For       Against
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Report on sustainability           Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Disclose political contributions   Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.    GE   369604103  27-Apr-05   Animal testing                     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.  MHP  580645109  27-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.  MHP  580645109  27-Apr-05   Approval of key executive short       Issuer      Yes     For         For
                                                    term incentive compensation
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.  MHP  580645109  27-Apr-05   Approval to amend restated            Issuer      Yes     For         For
                                                    certificate of incorporation
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.  MHP  580645109  27-Apr-05   Ratification of independent        Shareholder    Yes     For         For
                                                    auditors
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.  MHP  580645109  27-Apr-05   Request for vote on poison pill    Shareholder    Yes     For       Against
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson       JNJ  478160104  28-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson       JNJ  478160104  28-Apr-05   Approval of 2005 long term            Issuer      Yes     For         For
                                                    incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson       JNJ  478160104  28-Apr-05   Ratification of independent           Issuer      Yes     For         For
                                                    auditors
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.    KMB  494368103  28-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.    KMB  494368103  28-Apr-05   Approval of auditors                  Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.    KMB  494368103  28-Apr-05   Stkhldr prop adoption of global    Shareholder    Yes   Against       For
                                                    human rights standards
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Appointment of independent            Issuer      Yes     For         For
                                                    accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Term limits for directors          Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Report on increasing access to     Shareholder    Yes   Against       For
                                                    pfizer products
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Importation fo prescription drugs  Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Political contributions            Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Product availability in Canada     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  28-Apr-05   Separation of Chairman and CEO     Shareholder    Yes     For       Against
                                                    positions
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Election of directors                 Issuer      Yes     For         For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Approval of independent auditors      Issuer      Yes     For         For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Approval of stock purchase and        Issuer      Yes     For         For
Inc.                                                deferral plan
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Proposal a                         Shareholder    Yes   Against       For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Proposal b                         Shareholder    Yes   Against       For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Proposal c                         Shareholder    Yes   Against       For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications,     SBC  78387G103  29-Apr-05   Proposal d                         Shareholder    Yes   Against       For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Election of directors                 Issuer      Yes     For         For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Ratify independent accounting firm    Issuer      Yes     For         For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Approval of restated certificate      Issuer      Yes     For         For
Co.                                                 of incorporation
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Political contributions            Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    HIV/AIDS-TB-Malaria                Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Animal Testing                     Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Separation of Chairman and CEO     Shareholder    Yes     For       Against
Co.                                                 positions
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Restatement situations             Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Restricted stock                   Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb    BMY  110122108  3-May-05    Director vote threshold            Shareholder    Yes   Against       For
Co.
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips          COP  20825C104  5-May-05    Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips          COP  20825C104  5-May-05    Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips          COP  20825C104  5-May-05    Compensation limitations           Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips          COP  20825C104  5-May-05    Director election vote standard    Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes            PBI  724479100  9-May-05    Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes            PBI  724479100  9-May-05    Appointment of independent            Issuer      Yes     For         For
                                                    accounting firm
------------------------------------------------------------------------------------------------------------------------------------
3M                      MMM  88579Y101  10-May-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
3M                      MMM  88579Y101  10-May-05   Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
3M                      MMM  88579Y101  10-May-05   Approval of stock ownership           Issuer      Yes     For         For
                                                    program
------------------------------------------------------------------------------------------------------------------------------------
3M                      MMM  88579Y101  10-May-05   Animal testing                     Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
3M                      MMM  88579Y101  10-May-05   Operations in China                Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.        DOW  260543103  12-May-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.        DOW  260543103  12-May-05   Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.        DOW  260543103  12-May-05   Toxic substances                   Shareholder    Yes   Against       For
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.  LNC  534187109  12-May-05   Election of directors                 Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.  LNC  534187109  12-May-05   Ratify independent accounting firm    Issuer      Yes     For         For
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.  LNC  534187109  12-May-05   Approve incentive compensation        Issuer      Yes     For         For
                                                    plan
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison,    ED   209115104  16-May-05   Election of directors                 Issuer      Yes     For         For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison,    ED   209115104  16-May-05   Ratify independent accountants        Issuer      Yes     For         For
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison,    ED   209115104  16-May-05   Additional compensation            Shareholder    Yes   Against       For
Inc.                                                information
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase &     JPM  46625H100  17-May-05   Election of directors                 Issuer      Yes     For         For
Co.
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase &     JPM  46625H100  17-May-05   Appointment of independent            Issuer      Yes     For         For
Co.                                                 accounting firm
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase &     JPM  46625H100  17-May-05   Approval of 2005 long term            Issuer      Yes     For         For
Co.                                                 incentive plan
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J.P. Morgan Chase &     JPM  46625H100  17-May-05   Director term limits               Shareholder    Yes   Against       For
Co.
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J.P. Morgan Chase &     JPM  46625H100  17-May-05   Separation of Chairman and CEO     Shareholder    Yes   Against       For
Co.                                                 positions
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J.P. Morgan Chase &     JPM  46625H100  17-May-05   Competitive pay                    Shareholder    Yes   Against       For
Co.
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J.P. Morgan Chase &     JPM  46625H100  17-May-05   Recoup unearned management         Shareholder    Yes   Against       For
Co.                                                 bonuses
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Election of directors                 Issuer      Yes     For         For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Ratification of independent           Issuer      Yes     For         For
                                                    auditors
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Political contributions            Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Board compensation                 Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Industry experience                Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   ACEH security report               Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Amendment of EEO policy            Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Biodiversity impact report         Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Climate science report             Shareholder    Yes   Against       For
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Exxon Mobil Corp        XOM  30231G102  25-May-05   Kyoto compliance report            Shareholder    Yes   Against       For
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